Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
Transactions in transit	€ 469	€ 246	€ 83
Net pension plan assets (note 25)	677	1,001	1,345
Prepayments and accrued income	3,016	2,911	3,003
Other (note 2.m)	4,310	4,598	5,536
Other non-financial assets	€ 8,472	€ 8,756	€ 9,967